SCHEDULE OF FINANCIAL LIABILITY (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Warrant liabilities, net of debt issuance costs	$ 611,802	$ 578,928